As filed with the Securities and Exchange Commission on August 24, 2000. Registration No. 2-84751
(The 59 Wall Street Money Market Fund)


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 30

                                      AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 58



                            THE 59 WALL STREET TRUST

               (Exact name of Registrant as specified in charter)


                                 21 Milk Street
                          Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)


           Registrant's Telephone Number, Including Area Code:
                                 (617) 423-0800


                               PHILIP W. COOLIDGE
                   21 Milk Street, Boston, Massachusetts 02109

                    (Name and Address of Agent for Service)

                                    Copy to:

                         JOHN E. BAUMGARDNER, JR., ESQ.
                               Sullivan & Cromwell
                   125 Broad Street, New York, New York 10004


It is proposed that this filing will become effective on September 8, 2000 pursuant to paragraph (b) of Rule 485. Pursuant to Rule 485(b)(1)(iii), the Registrant hereby designates that the effective date for Post-Effective Amendment No. 29 to the Registrant's Registration Statement under the Securities Act of 1933 and Amendment No.57 under the Investment Company Act of 1940, as filed pursuant to Rule 485(a) on June 30, 2000, also shall be September 8, 2000.

BBH U.S. Money Market Portfolio has also executed this Registration Statement.

                                EXPLANATORY NOTE

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 29 to the Registration Statement under the Securities Act of 1933 (File No. 2-84751) and Amendment No. 57 (File No. 811-03779) pursuant to Rule 485(a) on June 30, 2000 (Accession No. 0001035347-00-000085)are herein incorporated by reference.

                                     PART C
                               OTHER INFORMATION


ITEM 23.  EXHIBITS:

(a)(i)      Amended and Restated Declaration of Trust of the Registrant (11)

(a)(ii)     Designation of Series of The 59 Wall Street U.S. Treasury Money
            Fund (11)

(a)(iii) Designation of Series of The 59 Wall Street Tax Free Short/ Intermediate Fixed Income Fund (11)

(a)(iv)     Designation of Series of The 59 Wall Street Tax Exempt Money
            Fund (13)



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




(b)      By-Laws of the Registrant (11)

(c)      Not Applicable

(d)(i)   Advisory Agreement with respect to The 59 Wall Street Money
         Market Fund (7)

(d)(ii) Advisory Agreement with respect to The 59 Wall Street U.S. Treasury Money Fund (8)

(d)(iii) Advisory Agreement with respect to The 59 Wall Street Tax Free Short/ Intermediate Fixed Income Fund (9)

(d)(iv) Advisory Agreement with respect to The 59 Wall Street Tax Exempt Money Fund (13)

(e)      Distribution Agreement (2)

(f)      Not Applicable

(g)(i)   Custody Agreement (1)

(g)(ii)  Transfer Agency Agreement (1)

(g)(ii)(a) Transfer Agency Agreement with Forum Financial Services, LLC. (16)

(h)(i)   Amended and Restated Administration Agreement (7)

(h)(i)(a)Appendix A to Administration Agreement (15)

(h)(ii)  Subadministrative Services Agreement (7)

(h)(iii) License Agreement (2)

(h)(iv)  Shareholder Servicing Agreement (7)

(h)(iv)(a) Appendix A to Shareholder Servicing Agreement (15)

(h)(v)   Eligible Institution Agreement (7)

(h)(v)(a) Appendix A to Eligible Institution Agreement (15)

(h)(vi)    Expense Reimbursement Agreement with respect to The
           59 Wall Street Money Market Fund (7)

(h)(vii)   Expense Reimbursement Agreement with respect to The
           59 Wall U.S. Treasury Money Fund (8)

(h)(viii)  Expense Reimbursement Agreement with respect to The
           59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (9)

(h)(ix)    Expense Reimbursement Agreement with respect to The
           59 Wall Street Tax Exempt Money Fund (13)

(i)        Opinion of Counsel (including consent) (14)

(j)(i)    Consent of independent auditors with respect to
           The 59 Wall Street Money Market Fund (14)

(j)(ii)   Consent of independent auditors with respect to
           U.S Money Market Portfolio (14)

(k)       Not Applicable

(l)       Purchase Agreement (1)

(m)       Not Applicable

(n)       Not Applicable

(p)       Not Applicable for The 59 Wall Street Money Market Fund.

17       Financial Data Schedule (14)

18       Powers of Attorney (12)



(1)      Filed with Amendment No. 1 to this Registration Statement on
         October 28, 1983.
(2) Filed with Amendment No. 10 to this Registration Statement on August 31, 1990.
(3) Filed with Amendment No. 11 to this Registration Statement on February 14, 1991.
(4) Filed with Amendment No. 14 to this Registration Statement on June 15, 1992.
(5) Filed with Amendment No. 15 to this Registration Statement on October 26, 1992.
(6) Filed with Amendment No. 16 to this Registration Statement on October 26, 1992.
(7) Filed with Amendment No. 17 to this Registration Statement on Septemebr 3, 1993.
(8) Filed with Amendment No. 18 to this Registration Statement on September 3, 1993.
(9) Filed with Amendment No. 19 to this Registration Statement on September 3, 1993.
(10) Filed with Amendment No. 28 to this Registration Statement on October 31, 1994.
(11) Filed with Amendment No. 30 to this Registration Statement on October 27, 1995.
(12) Filed with Amendment No. 33 to this Registration Statement on October 31, 1996.
(13) Filed with Amendment No. 41 to this Registration Statement on November 30, 1998.
(14) Filed with Amendment No. 48 to this Registration Statement on October 29, 1999.
(15)     Filed herewith.
(16)     To be filed by Amendment.


ITEM 24.        PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


         See "Trustees and Officers" in the Statement of Additional Information filed as part of this Registration Statement.

ITEM 25.          INDEMNIFICATION.


         As permitted by Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Article VII of the Registrant's By-Laws, officers, Trustees, employees and agents of the Registrant may be indemnified against certain liabilities in connection with the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 5 of the Distribution Agreement, 59 Wall Street Distributors, Inc., as Distributor of shares of each series of the Registrant, may be indemnified against certain liabilities which it may incur. Such Article VII of the By-Laws and Section 5 of the Distribution Agreement are hereby incorporated by reference in their entirety.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the Registrant or the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person or the principal underwriter in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         The investment adviser of the Registrant's Money Market Fund, Brown Brothers Harriman & Co. ("BBH & Co."), is a New York limited partnership. BBH & Co. conducts a general banking business and is a member of the New York Stock Exchange, Inc.

        To the knowledge of the Registrant, none of the general partners or officers of BBH & Co. is engaged in any other business, profession, vocation or employment of a substantial nature.

ITEM 27.          PRINCIPAL UNDERWRITERS.

         (a) 59 Wall Street Distributors, Inc. ("59 Wall Street Distributors") and its affiliates also serve as administrator and/or distributor to other registered investment companies.

         (b) Set forth below are the names, principal business addresses and positions of each Director and officer of 59 Wall Street Distributors. The principal business address of these individuals is c/o 59 Wall Street Distributors, Inc., 21 Milk Street, Boston, MA
                  02109. Unless otherwise specified, no officer or Director of 59 Wall Street Distributors serves as an officer or Trustee of the Registrant.


PHILIP W. COOLIDGE: President, Chief Executive Officer and Director of 59 Wall Street Distributors. President of Registrant.

MOLLY S. MUGLER: Secretary of 59 Wall Street Distributors. Secretary of the Registrant.

LINWOOD C. DOWNS:Treasurer of 59 Wall Street Distributors. Assistant Treasurer of the Registrant.

CHRISTINE D. DORSEY: Assistant Secretary of the Registrant.

SUSAN JAKUBOSKI: Assistant Treasurer of 59 Wall Street Distributors. Assistant Treasurer of the Registrant.

ROBERT G. DAVIDOFF: Director of 59 Wall Street Distributors; CMNY Capital, L.P., 135 East 57th Street, New York, NY 10022.

DONALD S. CHADWICK: Director of 59 Wall Street Distributors; 4609 Bayard Street, Apartment 411, Pittsburgh, PA 15213.

LEEDS HACKETT: Director of 59 Wall Street Distributors; Hackett Associates Limited, 1260 Avenue of the Americas, 12th Floor, New York, NY 10020.

LAURENCE B. LEVINE: Director of 59 Wall Street Distributors; Blair Corporation, 250 Royal Palm Way, Palm Beach, FL 33480.

     (c) Not Applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS.


         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of:

         The 59 Wall Street Trust
         59 Wall Street Distributors, Inc.
         59 Wall Street Administrators, Inc.
         21 Milk Street
         Boston, MA 02109
         (subadministrator and distributor)

         Brown Brothers Harriman & Co.
         59 Wall Street
         New York, NY 10005
         (investment adviser)

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA  02109
         (custodian)

         State Street Bank and Trust Company
         1776 Heritage Drive
         North Quincy, MA  02171
         (transfer agent)

         Forum Financial Services, LLC
         Two Portland Square
         Portland, ME  04101
         (transfer agent)


ITEM 29.          MANAGEMENT SERVICES.

         Other than as set forth under the caption "Management of the Trust" in the Prospectus constituting Part A of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30.          UNDERTAKINGS.

         (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, Massachusetts on the 24th day of August, 2000.

THE 59 WALL STREET TRUST

By /s/PHILIP W. COOLIDGE
   (Philip W. Coolidge, President)

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

SIGNATURE                   TITLE


                           Trustee and
/s/JOSEPH V. SHIELDS, JR.  Chairman of the Board
(J.V. Shields, Jr.)

                           President (Principal
/s/PHILIP W. COOLIDGE      Executive Officer)
(Philip W. Coolidge)


/s/EUGENE P. BEARD         Trustee
(Eugene P. Beard)


/s/DAVID P. FELDMAN        Trustee
(David P. Feldman)


/s/ARTHUR D. MILTENBERGER  Trustee
(Arthur D. Miltenberger)


/s/ALAN G. LOWY            Trustee
(Alan G. Lowy)

/s/RICHARD L. CARPENTER     Trustee
(Richard L. Carpenter)


/s/CLIFFORD A. CLARK         Trustee
(Clifford A. Clark)


/s/DAVID M. SEITZMAN         Trustee
(David M. Seitzman)

                          Treasurer (Principal
/s/LINWOOD C. DOWNS       Financial and Principal
(Linwood C. Downs)        Accounting Officer)

                                   SIGNATURES

       BBH U.S. Money Market Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A ("Registration Statement") of The 59 Wall Street Trust (the "Trust") to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, Massachusetts on the 24th day of August, 2000.

BBH U.S. MONEY MARKET PORTFOLIO


By: /s/PHILIP W. COOLIDGE
    (Philip W. Coolidge, President)

         Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

SIGNATURE                                    TITLE

                                             President
/s/PHILIP W. COOLIDGE                       (Principal Executive Officer)
(Philip W. Coolidge)


/s/RICHARD L. CARPENTER                      Trustee
(Richard L. Carpenter)


/s/CLIFFORD A. CLARK                         Trustee
(Clifford A. Clark)


/s/DAVID M. SEITZMAN                         Trustee
(David M. Seitzman)


/s/JOSEPH V. SHIELDS, JR.                    Trustee
(J.V. Shields, Jr.)


/s/EUGENE P. BEARD                           Trustee
(Eugene P. Beard)


/s/DAVID P. FELDMAN                          Trustee
(David P. Feldman)


/s/ARTHUR D. MILTENBERGER                    Trustee
(Arthur D. Miltenberger)


/s/ALAN G. LOWY                              Trustee
(Alan G. Lowy)
                                             Treasurer (Principal Financial
/s/LINWOOD C. DOWNS                          Officer and Principal
(Linwood C. Downs)                           Accounting Officer) of the
                                             Portfolio